LEASES - Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Leases [Abstract]
Operating lease expenses	$ 9,552	$ 11,133
Finance lease expenses:
Amortization of right-of-use assets	0	84
Interest on lease liabilities	0	102
Total finance lease expenses	0	186
Variable lease expenses	5,566	3,349
Short-term lease expenses	213	34
Total lease expenses	$ 15,331	$ 14,702